Discontinued operations - Summary of Offsetting of Financial Assets and Financial Liabilities Relating to Discontinued Operations (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Gross amounts of recognized financial assets	€ 2,733	€ 8,811
Net amounts of financial assets presented in the statement of financial position	2,733	8,811
Related amounts not set off in the statements of financial position, Financial instruments	2,589	6,045
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	5,115	7,043
Net amounts of financial liabilities presented in the statement of financial position	5,115	7,043
Related amounts not set off in the statements of financial position, Financial instruments	3,359	6,768
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	1,668	224
Derivatives [member]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Gross amounts of recognized financial assets	2,733	8,811
Net amounts of financial assets presented in the statement of financial position	2,733	8,811
Related amounts not set off in the statements of financial position, Financial instruments	2,589	6,045
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	5,115	7,043
Net amounts of financial liabilities presented in the statement of financial position	5,115	7,043
Related amounts not set off in the statements of financial position, Financial instruments	3,359	6,768
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	1,668	€ 224
Discontinued operations [member]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Gross amounts of recognized financial assets	8,394
Net amounts of financial assets presented in the statement of financial position	8,394
Related amounts not set off in the statements of financial position, Financial instruments	8,394
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	8,485
Net amounts of financial liabilities presented in the statement of financial position	8,485
Related amounts not set off in the statements of financial position, Financial instruments	8,419
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	66
Discontinued operations [member] | Derivatives [member]
Disclosure Of Offsetting Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Gross amounts of recognized financial assets	8,394
Net amounts of financial assets presented in the statement of financial position	8,394
Related amounts not set off in the statements of financial position, Financial instruments	8,394
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	8,485
Net amounts of financial liabilities presented in the statement of financial position	8,485
Related amounts not set off in the statements of financial position, Financial instruments	8,419
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	€ 66